Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 840,577	$ 108,249	$ 1,106,142
Accounts receivable	39,907	4,364	7,049
Inventory	69,987	44,996	81,285
Prepaid expenses and other assets	586,888	586,888	223,879
Total current assets	1,937,060	744,497	1,418,355
Property and equipment, net	328,855	337,361	370,648
Intellectual property and patents, net	896,211	900,472	894,510
Prepaid expenses and other assets	606,130
Other assets	108,868	117,555	151,579
Total assets	3,877,124	2,099,885	2,835,092
Current liabilities:
Accounts payable	559,205	544,980	265,386
Accrued expenses	183,599	129,978	26,305
Loan payable	33,526	50,425	33,277
Notes payable	700,000	800,000	50,000
Capital lease payable			9,453
Convertible promissory notes, net of unamortized discount	3,290,450	1,551,488
Derivative liability	65,961	90,738
Deferred revenue	396,484	361,462	173,618
Total current liabilities	5,229,225	3,529,071	558,039
License fees	560,000	560,000	560,000
TOTAL LIABILITIES	5,789,225	4,089,071	1,118,039
Deficit:
Common stock: $0.001 par value; authorized 75,000,000 shares; 23,951,252 and 23,901,252 shares issued and outstanding as of March 31, 2018 and December 31, 2017, respectively	23,952	23,902	23,337
Additional paid-in capital	17,240,845	16,483,632	12,412,430
Stock payable	1,553,328	324,995
Accumulated deficit	(20,770,435)	(18,868,599)	(10,718,714)
Total CURE Pharmaceutical Holding Corp stockholders’ equity	(1,952,310)	(2,036,070)	1,717,053
Noncontrolling interest in subsidiary	40,209	46,884
Total deficit	(1,912,101)	(1,989,186)	1,717,053
Total liabilities and deficit	$ 3,877,124	$ 2,099,885	$ 2,835,092